Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 29, 2025	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002470
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Value Equity Fund
Accumulated Value		$ 10,000			$ 12,142	$ 14,547	$ 12,585	$ 16,774	$ 21,374	$ 28,025	$ 24,154	$ 27,463	$ 30,761	$ 36,618
C000156024
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Value Equity Fund
Accumulated Value		10,000			12,168	14,605	12,670	16,922	21,613	28,393	24,530	27,950	31,379	37,440
C000002468
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Mid Cap Fund
Accumulated Value		10,000			11,607	13,440	12,548	16,156	18,560	21,603	16,945	19,092	21,000	23,698
C000156023
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Mid Cap Fund
Accumulated Value		10,000			11,628	13,493	12,631	16,296	18,766	21,889	17,202	19,424	21,408	24,208
C000002467
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Mid Cap Growth Fund
Accumulated Value		10,000			11,346	13,170	11,889	15,434	19,849	21,708	14,431	19,569	21,633	23,621
C000156022
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Mid Cap Growth Fund
Accumulated Value		$ 10,000			$ 11,359	$ 13,205	$ 11,941	$ 15,521	$ 19,992	$ 21,892	$ 14,570	$ 19,781	$ 21,893	$ 23,939
C000259717
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus International Equity Fund
Accumulated Value	$ 10,000		$ 10,920
C000259718
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus International Equity Fund
Accumulated Value	$ 10,000		$ 10,935